Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO	Summary Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return (3)	Net Income (Loss) (4)	Service Fee Equivalent Revenue (5)	Adjusted EBITDA (5)
2022	$2,806,155	$2,146,600	$1,342,785	$1,078,443	$163.15	$(16,558,000)	$200,308,000	$5,009,000
2021	$1,847,381	$4,134,232	$988,926	$1,919,099	$191.38	$147,234,000	$187,735,000	$2,996,000

Named Executive Officers, Footnote	Our PEO for each of the years was Mr. Willoughby. Non-PEO NEOs in each year included Mr. Madden and Mr. Thomann.
PEO Total Compensation Amount	$ 2,806,155	$ 1,847,381
PEO Actually Paid Compensation Amount	$ 2,146,600	4,134,232
Adjustment To PEO Compensation, Footnote	Adjustments made to calculate “compensation actually paid” pursuant to the SEC rules to our principal executive officer for the years set forth below are as follows:

PEO	2022	2021
Summary Compensation Table Total	$2,806,155	$1,847,381
Less: Reported value of equity awards in Summary Compensation Table	(1,209,559)	(1,148,084)
Plus: Year-end fair value of equity awards granted during the year that are outstanding and unvested as of year-end	382,701	1,322,802
Plus/(less): Change in value, from prior year-end to current year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(345,647)	334,318
Plus: Vest date fair value of equity awards granted and vested in the year	184,898	865,523
Plus/(less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(659,163)	923,915
Less: Value of awards granted in prior years that fail to meet the applicable vesting criteria	(99,949)	(11,623)
Plus: Value of dividend equivalents declared not otherwise reflected in the fair value or total compensation	1,087,165	—
Total Adjustments	(659,555)	2,286,851
Compensation Actually Paid	$2,146,600	$4,134,232

Non-PEO NEO Average Total Compensation Amount	$ 1,342,785	988,926
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,078,443	1,919,099
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments made to calculate “compensation actually paid” pursuant to the SEC rules to our named executive officers (other than our principal executive officer) on average for the years set forth below are as follows:

Average of Non-PEO NEOs	2022	2021
Summary Compensation Table Total	$1,342,785	$988,926
Less: Reported value of equity awards in Summary Compensation Table	(658,587)	(482,882)
Plus: Year-end fair value of equity awards granted during the year that are outstanding and unvested as of year-end	205,584	520,999
Plus/(less): Change in value, from prior year-end to current year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(136,134)	129,554
Plus: Vest date fair value of equity awards granted and vested in the year	123,753	385,926
Plus/(less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(257,575)	363,890
Less: Value of awards granted in prior years that fail to meet the applicable vesting criteria	(38,836)	12,686
Plus: Value of dividend equivalents declared not otherwise reflected in the fair value or total compensation	497,451	—
Total Adjustments	(264,343)	930,173
Compensation Actually Paid	$1,078,443	$1,919,099

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	(1)2021 and 2022 Net Income (Loss) includes $160.9 million and $3.6 million, respectively, of income from discontinued operations. Excluding income from discontinued operations, net loss from continuing operations was $13.6 million and $20.2 million for the years ended December 31, 2021 and 2022, respectively. The Company does not consider Net Income (Loss) as a primary financial measure when making compensation decisions.
Compensation Actually Paid vs. Company Selected Measure
(2)The increase in Service Fee Equivalent Revenue for the year ended December 31, 2022, compared to the year prior period, does not correlate with the decrease in “compensation actually paid” over the same period primarily due to the impact of changes in the Company’s stock price on the calculation of “compensation actually paid.” During 2021, the Company's stock price increased significantly primarily due to share value recognized from the Company's prior LiveArea business unit divestiture, which resulted in incremental "compensation actually paid". The 2022 "compensation actually paid" includes the benefit of $1.0 million of incremental consideration for the Company's PEO applicable to the amended and restated ESA and CIC and $0.4 million of incremental consideration to one of the Company's non-CEO PEOs applicable to a retention bonus. "Compensation actually paid" in both 2021 and 2022 include equal amounts of transaction bonuses paid in relating to the LiveArea business unit divestiture.
(3)The increase in Adjusted EBITDA for the year ended December 31, 2022, compared to the year prior period, does not correlate with the decrease in “compensation actually paid” over the same period primarily due to the impact of changes in the Company’s stock price on the calculation of “compensation actually paid.” During 2021, the Company's stock price increased significantly primarily due to share value recognized from the Company's prior LiveArea business unit divestiture, which resulted in incremental "compensation actually paid". The 2022 "compensation actually paid" includes the benefit of $1.0 million of incremental consideration for the Company's PEO applicable to the amended and restated ESA and CIC and $0.4 million of incremental consideration to one of the Company's non-CEO PEOs applicable to a retention bonus. "Compensation actually paid" in both 2021 and 2022 include equal amounts of transaction bonuses paid in relating to the LiveArea business unit divestiture.

Total Shareholder Return Amount	$ 163.15	191.38
Net Income (Loss)	$ (16,558,000)	$ 147,234,000
Company Selected Measure Amount	200,308,000	187,735,000
PEO Name	Mr. Willoughby
Additional 402(v) Disclosure	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period assuming initial fixed investment of $100, and all dividends, if any, were reinvested.The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
Financial Performance Measures

We believe the following financial performance measures represent the most important financial performance measures used to link the compensation actually paid to our NEOs for fiscal year 2022 to our financial performance:
•Service Fee Equivalent Revenue
•Adjusted EBITDA

Measure:: 1
Pay vs Performance Disclosure
Name	Service Fee Equivalent Revenue
Non-GAAP Measure Description	The Company-selected measures are Service Fee Equivalent Revenue and Adjusted EBITDA, which are non-GAAP financial measures. See Appendix A for additional information regarding Service Fee Equivalent Revenue and Adjusted EBITDA as publicly disclosed by the Company, including a reconciliation of both measures for the years ended December 31, 2022 and 2021 to the most comparable GAAP measures, total revenue and net income (loss).
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	5,009,000	2,996,000
Name	Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (659,555)	$ 2,286,851
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,209,559)	(1,148,084)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	382,701	1,322,802
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(345,647)	334,318
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	184,898	865,523
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(659,163)	923,915
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,949)	(11,623)
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,087,165	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,343)	930,173
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(658,587)	(482,882)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	205,584	520,999
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(136,134)	129,554
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,753	385,926
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(257,575)	363,890
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,836)	12,686
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 497,451	$ 0